BASIS OF PREPARATION	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
BASIS OF PREPARATION

2.	BASIS OF PREPARATION

Statement of Compliance

These condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34, “Interim Financial Reporting”. The Company has prepared these financial statements on the basis that it will continue to operate as a going concern. These condensed consolidated interim financial statements include all necessary disclosures required for interim financial statements but do not include all disclosures required for annual financial statements. These condensed consolidated interim financial statements should be read in conjunction with the Company’s annual financial statements for the year ended December 31, 2025.

These condensed consolidated interim financial statements were authorized for issue by the Board of Directors on August 10, 2026.

Basis of consolidation

Each subsidiary is fully consolidated from the date of acquisition, being the date on which the Company obtains control, and continues to be consolidated until the date when such control ceases.

The condensed consolidated interim financial statements include the accounts and results of operations of the Company and its wholly owned subsidiaries listed in the following table:

Name of Subsidiary	Place of Incorporation	Ownership Interest
Draganfly Innovations Inc. (DII)	Canada	100%
Draganfly Innovations USA, Inc. (DI USA)	US	100%
Dronelogics Systems Inc. (“Dronelogics”)	Canada	100%

All intercompany balances and transactions were eliminated on consolidation.

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Six Months Ended June 30, 2026 Expressed in Canadian Dollars (unaudited)